Property, Plant and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 156,703	$ 193,018	$ 173,089
Property, Plant and Equipment, Net	84,623,119	23,363,352
Short-term bank borrowings	20,624,062	25,788,560
Long-term syndicated loa	52,799,082	25,788,560		¥ 376,937,949	¥ 186,098,363
Interest expense	580,913	178,857
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	3,261,942			¥ 23,300,000
Short-term bank borrowings		3,348,254			24,300,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 81,275,455				¥ 582,200,000
Long-term syndicated loa